UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 4/27/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      704,494
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO COM                             COM            88579Y101   40,603   434,255 SH       SOLE                  434,255      0    0
ADOBE SYSTEMS INC                     COM            00724F101   32,346   975,465 SH       SOLE                  975,465      0    0
AMAZON COM INC                        COM            23135106    15,559    86,375 SH       SOLE                   86,375      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   33,704   589,545 SH       SOLE                  589,545      0    0
SPONSOREDADR
COCA COLA CO COM                      COM            191216100   34,913   526,200 SH       SOLE                  526,200      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   36,263   475,770 SH       SOLE                  475,770      0    0
EBAY INC                              COM            278642103   29,240   942,026 SH       SOLE                  942,026      0    0
GOOGLE INC CLASS A                    COM            38259P508   34,641    59,093 SH       SOLE                   59,093      0    0
H J HEINZ                             COM            423074103   27,020   553,465 SH       SOLE                  553,465      0    0
HASBRO INC COM                        COM            418056107   28,036   598,555 SH       SOLE                  598,555      0    0
"INTL FLAVORS INTL FLAVORS &          COM            459506101   22,923   367,943 SH       SOLE                  367,943      0    0
FRAGRANCES INC COM "
KELLOGG CO COM USD0.25                COM            487836108   25,378   470,135 SH       SOLE                  470,135      0    0
MC DONALDS CORP                       COM            580135101   39,639   520,955 SH       SOLE                  520,955      0    0
MICROSOFT CORP NEW                    COM            594918104   34,006 1,340,925 SH       SOLE                1,340,925      0    0
PEPSICO INC COM                       COM            713448108   30,184   468,625 SH       SOLE                  468,625      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   COM            808513105   25,460   508,284 SH       SOLE                  508,284      0    0
A COM STK
TARGET CORP COM STK                   COM            811065101   42,580   851,422 SH       SOLE                  851,422      0    0
TIME WARNER INC USD0.01               COM            887317303   42,310 1,185,166 SH       SOLE                1,185,166      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  887317105   42,360 1,350,770 SH       SOLE                1,350,770      0    0
WALGREEN CO COM                       COM            931422109   25,495   635,160 SH       SOLE                  635,160      0    0
WALT DISNEY CO                        COM            904767704   39,665   920,525 SH       SOLE                  920,525      0    0
WESTERN UNION CO                      COM            959802109   22,169 1,067,354 SH       SOLE                1,067,354      0    0


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